Going Concern and Management Plans	3 Months Ended	11 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management Plans

Note 2.  Going Concern and Management Plans

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  As of June 30, 2015, the Company had a working capital of $4,266,794 and an accumulated deficit of $1,268,646.  The Company has not generated any revenues from operations and incurred net losses since inception. The Company believes that it has sufficient cash to fund its operations through July of 2016.  However, there is no assurance that the Company’s projections and estimates are accurate.  In the event that the Company does not receive anticipated proceeds from research grants or such grant payments are delayed, or the Company experiences costs in excess of estimates to continue its research and development plan, it is possible that the Company would not have sufficient resources to continue as a going concern for the next year. In order to mitigate these risks, the Company is actively managing and controlling the Company’s cash outflows. These matters raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s primary sources of operating funds since inception have been private equity, note financings and grants. The Company intends to raise additional capital through private debt and equity investors. The Company needs to raise additional capital in order to be able to accomplish its business plan objectives. The Company is continuing its efforts to secure additional funds through debt or equity instruments. Management believes that it will be successful in obtaining additional financing based on its history of raising funds; however, no assurance can be provided that the Company will be able to do so. There is no assurance that any funds it raises will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Note 2.  Going Concern and Management Plans

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2015, the Company had working capital of $26,536 and a stockholders’ equity of $119,014. Furthermore, as of the date of this report, the Company has $645,000 of convertible notes payable that mature in October 2015. The Company has not generated any revenues from operations and incurred a net loss during its initial fiscal year. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s primary sources of operating funds since inception have been private equity and note financings. The Company expects that its current cash on hand will fund its operations only through May 2015. The Company intends to raise additional capital through private debt and equity investors. The Company needs to raise additional capital in order to be able to accomplish its business plan objectives. The Company is continuing its efforts to secure additional funds through debt or equity instruments due to the impending lack of funds. Management believes that it will be successful in obtaining additional financing based on its limited history of raising funds; however, no assurance can be provided that the Company will be able to do so. There is no assurance that any funds it raises will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

During May 2015, the Company simultaneously completed a reverse merger with a public reporting company and a private placement offering of 3,531,104 shares. Total proceeds from the offering were $5,296,656 (which included $645,000 principal amount of convertible notes of the Company that converted into Common Stock) with offering costs of approximately $763,000 and net proceeds of approximately $4,534,000. The Company intends to use the proceeds to fund research and development activities and for working capital and general corporate purposes.